SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment ¥ / $	Dec. 31, 2024 USD ($) ¥ / $	Dec. 31, 2023 USD ($) ¥ / $	Dec. 31, 2025 CNY (¥) ¥ / $
Prepayment for vehicle purchase and other assets
Impairment loss for prepayment for vehicle purchase and other current assets	$ 392	$ 0	$ 23,262
Inventory
Period for considering vehicle as slow moving	1 year
Write down of inventory	$ 0	0	0
Impairment of long-lived assets
Impairment loss for other non-current asset	$ 16,946	$ 0	$ 0
Foreign currency translation
Foreign currency exchange rate | ¥ / $	6.9931	7.2993		6.9931
Foreign currency, average translation rate | ¥ / $	7.1875	7.1957	7.0802
Concentration of credit risk
Maximum insured bank deposit amount	$ 70			¥ 500
Unprotected cash held in bank	$ 39
Segment reporting
Number of reportable segment | segment	1
Number Of Geographical Segments | segment	0